Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

(dollars in millions, except per share amounts; shares in millions)	2016	2015	2014
Net income attributable to common shareowners:
Net income from continuing operations	$5,065	$3,996	$6,066
Net (loss) income from discontinued operations	(10)	3,612	154
Net income attributable to common shareowners	$5,055	$7,608	$6,220
Basic weighted average number of shares outstanding	818.2	872.7	898.3
Stock awards	7.9	10.5	13.3
Diluted weighted average number of shares outstanding	826.1	883.2	911.6
Earnings Per Share of Common Stock—Basic:
Net income from continuing operations	$6.19	$4.58	$6.75
Net (loss) income from discontinued operations	(0.01)	4.14	0.17
Net income attributable to common shareowners	6.18	8.72	6.92
Earnings Per Share of Common Stock—Diluted:
Net income from continuing operations	$6.13	$4.53	$6.65
Net (loss) income from discontinued operations	(0.01)	4.09	0.17
Net income attributable to common shareowners	6.12	8.61	6.82